Share-Based Payment Arrangements - Summary of Fair Value of Compensation Costs (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($) yr	Dec. 31, 2022 TWD ($) yr
2021 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date | $	$ 593	$ 451
Risk-free interest rate	1.14%	1.09%
2022 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date | $	$ 593
Risk-free interest rate	1.15%
Bottom of range [member] | 2021 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	24.76%	28.80%
Residual life	1	1
Bottom of range [member] | 2022 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	24.76%
Residual life	1
Top of range [member] | 2021 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	29.05%	32.19%
Residual life	2	3
Top of range [member] | 2022 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	29.05%
Residual life	3